UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO

SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Sage Residential Management LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of filing): March 26, 2026

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0002119321

Mark Volosov, (646) 693-5929
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable):______________

Name and telephone number, including area code, of the person to contact in connection with this filing

___________________

1 Sage Residential Management LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions for which its affiliate has acted as depositor with outstanding securities held by non-affiliates during the reporting period: SAIF Securitization Trust 2025-CES1 and SAIF Securitization Trust 2024-CES1

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Sage Residential Management LLC

Date: March 26, 2026

By:	/s/ Mark Volosov
Name:	Mark Volosov
Title:	President and Secretary